Debt and Other Financing Arrangements (Long-term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Mar. 31, 2009
Short-term bank borrowings	$ 181,975	$ 0
Interest rate on short-term bank borrowings	2.00%
Total debt	2,668,523	2,480,632
Less current maturities of long-term debt	(207,031)	(7,970)
Less short-term bank borrowings	(181,975)	0
Net long-term debt	2,279,517	2,472,662
Principal payments in year 1	207,031
Principal payments in year 2	258,171
Principal payments in year 3	211,908
Principal payments in year 4	3,481
Principal payments in year 5	1,896
Senior Notes, maturing in fiscal 2012 [Member]
Carrying amount of long term debt	200,092	200,186
Interest rate on debt instrument	6.10%	6.10%
Debt Instrument maturity date stated in fiscal year	2012	2012
Senior Notes, Maturing in Fiscal 2013 [Member]
Carrying amount of long term debt	253,316	252,801
Interest rate on debt instrument	4.20%	4.20%
Debt Instrument maturity date stated in fiscal year	2013	2013
Senior Notes, Maturing in Fiscal 2014 [Member]
Carrying amount of long term debt	208,779	208,249
Interest rate on debt instrument	4.60%	4.60%
Debt Instrument maturity date stated in fiscal year	2014	2014
Senior Notes, Maturing in Fiscal 2018 [Member]
Carrying amount of long term debt	497,724	497,379
Interest rate on debt instrument	5.25%	5.25%
Debt Instrument maturity date stated in fiscal year	2018	2018
Senior Notes, Maturing in Fiscal 2019 [Member]
Carrying amount of long term debt	248,693	248,524
Interest rate on debt instrument	5.375%	5.375%	5.375%
Debt Instrument maturity date stated in fiscal year	2019	2019
Debentures, Maturing in Fiscal 2027 [Member]
Carrying amount of long term debt	50,000	50,000
Interest rate on debt instrument	7.16%	7.16%
Debt Instrument maturity date stated in fiscal year	2027	2027
Debentures, Maturing in Fiscal 2029 [Member]
Carrying amount of long term debt	224,593	224,570
Interest rate on debt instrument	6.50%	6.50%
Debt Instrument maturity date stated in fiscal year	2029	2029
Senior Notes, Maturing in Fiscal 2036 [Member]
Carrying amount of long term debt	499,639	499,625
Interest rate on debt instrument	5.375%	5.375%
Debt Instrument maturity date stated in fiscal year	2036	2036
Senior Notes, Maturing in Fiscal 2039 [Member]
Carrying amount of long term debt	245,524	245,364
Interest rate on debt instrument	6.625%	6.625%	6.625%
Debt Instrument maturity date stated in fiscal year	2039	2039
Industrial Revenue Bonds and Other Debt [Member]
Carrying amount of industrial revenue bonds & other debt	$ 58,188	$ 53,934
Interest rate on debt instrument	5.90%	5.70%
Maturity date range end for industrial revenue bonds and other debt, stated in fiscal year	2026	2026